Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment - Solar energy systems, consolidated variable interest entities	$ 53.1	$ 55.3
Short-term solar energy system financing, current portion of solar energy system financing and capital lease obligations, consolidated variable interest entities	2.9	5.6
Long-term solar energy system financing and capital lease obligations, consolidated variable interest entities	$ 69.2	$ 57.0
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	50.0	50.0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300.0	300.0
Common stock, shares issued	241.9	241.3
Treasury stock, shares	10.6	10.5